Capital and Treasury Stock	12 Months Ended
Dec. 30, 2012
Equity [Abstract]
Capital and Treasury Stock
Capital and Treasury Stock
Changes in treasury stock were:

	Treasury Stock
(Amounts in Millions Except Treasury Stock Shares in Thousands)	Shares	Amount
Balance at January 3, 2010	365,522	$19,780
Employee compensation and stock option plans	(28,866)	(1,794)
Repurchase of common stock	45,090	2,797
Balance at January 2, 2011	381,746	20,783
Employee compensation and stock option plans	(26,007)	(1,649)
Repurchase of common stock	39,741	2,525
Balance at January 1, 2012	395,480	21,659
Employee compensation and stock option plans	(55,170)	(3,250)
Issuance of common stock associated with the acquisition of Synthes, Inc.	(203,740)	(12,852)
Repurchase of common stock (1)	204,784	12,919
Balance at December 30, 2012	341,354	$18,476

Aggregate shares of Common Stock issued were approximately 3,119,843,000 shares at the end of 2012, 2011 and 2010.
Cash dividends paid were $2.40 per share in 2012, compared with dividends of $2.25 per share in 2011, and $2.11 per share in 2010.

(1)	Includes repurchase of common stock associated with the acquisition of Synthes, Inc.